Item 1. Report to Shareholders

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
AUGUST 31, 2004

Certified Semiannual Report



This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
As of 8/31/04

Tax-Efficient Balanced Fund    $15,502

Combined Index Portfolio*      $15,071

Lipper Balanced Funds Index    $14,521


                                                     Lipper                Tax-
                                Combined           Balanced           Efficient
                                   Index              Funds            Balanced
                               Portfolio              Index                Fund
--------------------------------------------------------------------------------
6/97                         $    10,000        $    10,000         $    10,000

8/97                              10,192             10,235              10,233

8/98                              11,107             10,694              11,170

8/99                              13,121             12,824              13,434

8/00                              14,638             14,368              16,105

8/01                              13,534             13,250              14,364

8/02                              12,765             12,095              13,463

8/03                              13,786             13,310              14,782

8/04                              15,071             14,521              15,502



AVERAGE ANNUAL COMPOUND TOTAL RETURN
                                                                          Since
                                                                      Inception
Periods Ended 8/31/04           1 Year             5 Years              6/30/97

Tax-Efficient Balanced Fund       4.87%               2.90%                6.31%

Lipper Balanced Funds Index       9.10                2.52                 5.34

Combined Index Portfolio*         9.31                2.81                 5.89



The Tax-Efficient Balanced Fund charges a 1% redemption fee on shares held less than one year. The performance information shown does not reflect the deduction of the redemption fee; if it did, the performance would be lower.

* An unmanaged portfolio of 48% stocks (S&P 500 Stock Index) and 52% bonds (Lehman Brothers Municipal Bond Index).

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


FUND PROFILE
--------------------------------------------------------------------------------

EQUITY SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------
                                                Percent of           Percent of
                                                     Total                Total
                                                    Common               Common
                                                    Stocks               Stocks
Periods Ended                                      8/31/03              8/31/04
--------------------------------------------------------------------------------
Information Technology                                27.3%                25.7%

Financials                                            20.0                 19.8

Health Care                                           16.7                 18.4

Consumer Discretionary                                17.0                 16.8

Consumer Staples                                      11.9                 11.7

Industrials and Business Services                      6.0                  6.6

Materials                                              0.6                  0.7

Telecommunication Services                             0.5                  0.3
--------------------------------------------------------------------------------
Total                                                100.0%               100.0%



Historical weightings reflect current industry/sector classifications.



FIXED INCOME QUALITY DIVERSIFICATION
--------------------------------------------------------------------------------
                                                Percent of           Percent of
                                                     Total                Total
                                                 Municipal            Municipal
                                                     Bonds                Bonds
Periods Ended                                      8/31/03              8/31/04
--------------------------------------------------------------------------------
AAA                                                   46.4%                49.4%

AA                                                    33.3                 26.0

A                                                      7.8                 11.7

BBB                                                    8.3                  6.6

BB and Below                                           1.1                  1.1

Not Rated                                              3.1                  5.2
--------------------------------------------------------------------------------
Total                                                100.0%               100.0%


Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

ASSET ALLOCATION
--------------------------------------------------------------------------------
Periods Ended                 8/31/03              2/29/04              8/31/04
--------------------------------------------------------------------------------
Common and Preferred Stocks        48%                  48%                  47%

Bonds (Including Convertibles)     50                   51                   52

Reserves and Other                  2                    1                    1
--------------------------------------------------------------------------------
Total                             100%                 100%                 100%

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note:
T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
                              Beginning             Ending        Expenses Paid
                          Account Value      Account Value        During Period*
                                 3/1/04            8/31/04    3/1/04 to 8/31/04
--------------------------------------------------------------------------------
Actual                      $     1,000    $        968.00      $          4.82

Hypothetical (assumes 5%
return before expenses)           1,000           1,020.31                 4.95



* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.97%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months       Year
                 Ended      Ended
               8/31/04    2/29/04    2/28/03    2/28/02    2/28/01    2/29/00
NET ASSET
VALUE
Beginning
of period      $  13.96   $  11.86   $  13.17   $  13.59   $  13.76   $  12.72

Investment
activities
  Net
  investment
  income (loss)    0.14       0.26       0.28       0.25       0.29*      0.25*

  Net
  realized and
  unrealized
  gain (loss)     (0.59)      2.08      (1.32)     (0.42)     (0.17)      1.06

  Total from
  investment
  activities      (0.45)      2.34      (1.04)     (0.17)      0.12       1.31

Distributions
  Net
  investment
  income          (0.11)     (0.24)     (0.27)     (0.25)     (0.29)     (0.27)

NET ASSET
VALUE
End of
period         $  13.40   $  13.96   $  11.86   $  13.17   $  13.59   $  13.76
               ---------------------------------------------------------------


Ratios/
Supplemental
Data

Total return^     (3.20)%    19.81%     (7.93)%    (0.94)%     0.87%*    10.42%*

Ratio of
total expenses
to average
net assets         0.97%+     1.08%      1.05%      0.98%      1.00%*     1.00%*

Ratio of net
investment
income (loss)
to average
net assets         2.11%+     1.96%      2.20%      2.19%      2.11%*     1.99%*

Portfolio
turnover rate      24.1%+     18.2%      21.3%      24.3%      19.1%      40.0%

Net assets,
end of period
(in thousands) $ 45,003   $ 47,067   $ 40,831   $ 48,094   $ 51,050   $ 43,248


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.00% contractual expense limitation in effect through 2/28/01.

+    Annualized


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
Certified Semiannual Report (Unaudited)                         August 31, 2004


PORTFOLIO OF INVESTMENTS(1)                   Shares/$ Par                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS  47.1%

CONSUMER DISCRETIONARY  7.9%

Automobiles  0.2%

Harley-Davidson                                      1,600                   98

                                                                             98

Hotels, Restaurants & Leisure  0.5%

International Game Technology                        2,000                   58

Marriott, Class A                                    2,000                   95

Starbucks *                                          1,700                   73

                                                                            226

Internet & Catalog Retail  1.3%

Amazon.com *                                         3,900                  149

eBay *                                               5,000                  432

                                                                            581

Media  3.9%

Clear Channel Communications                         8,800                  295

Disney                                               9,200                  207

McGraw-Hill                                          3,000                  227

Omnicom                                              3,100                  213

Time Warner *                                        9,600                  157

Univision Communications, Class A *                  4,500                  148

Viacom, Class B                                      9,839                  328

WPP Group ADR                                        3,700                  167

                                                                          1,742

Multiline Retail  0.3%

Dollar General                                       4,906                   97

Family Dollar Stores                                 2,200                   58

                                                                            155

Specialty Retail  1.4%

Bed Bath & Beyond *                                  2,100                   79

Home Depot                                          11,200                  409

Tiffany                                              1,800                   56

Williams-Sonoma *                                    2,900                  101

Textiles, Apparel, & Luxury Goods  0.3%

Nike, Class B                                        1,600                  121

                                                                            121

Total Consumer Discretionary                                              3,568

CONSUMER STAPLES  5.5%

Beverages  1.7%

Anheuser-Busch                                       1,900                  100

Coca-Cola                                            7,400                  331

PepsiCo                                              6,200                  310

                                                                            741

Food & Staples Retailing  2.1%

CVS                                                  2,000                   80

Sysco                                                4,000                  129

Wal-Mart                                            11,300                  595

Walgreen                                             4,200                  153

                                                                            957

Food Products  0.3%

General Mills                                        1,400                   66

Wrigley                                              1,100                   68

                                                                            134

Household Products  1.1%

Colgate-Palmolive                                    2,200                  119

Kimberly-Clark                                         800                   53

Procter & Gamble                                     5,800                  325

                                                                            497

Personal Products  0.3%

Avon                                                 1,600                   71

Gillette                                             2,000                   85

                                                                            156

Total Consumer Staples                                                    2,485


FINANCIALS  9.3%

Capital Markets  2.9%

Bank of New York                                     6,800                  203

Charles Schwab                                      13,726                  130

Franklin Resources                                   3,800                  202

Mellon Financial                                     4,200                  121

Northern Trust                                       7,500                  323

State Street                                         6,900                  311

                                                                          1,290

Commercial Banks  0.7%

Wells Fargo                                          5,500                  323

                                                                            323

Consumer Finance  0.5%

American Express                                     3,900                  195

SLM Corporation                                      1,500                   59

                                                                            254

Diversified Financial Services  1.6%

Citigroup                                           12,500                  582

Moody's                                              2,100                  144

                                                                            726

Insurance  1.8%

Ambac                                                1,000                   76

American International Group                         6,404                  456

Marsh & McLennan                                     6,000                  268

                                                                            800

Thrifts & Mortgage Finance  1.8%

Fannie Mae                                           6,200                  462

Freddie Mac                                          5,100                  342

                                                                            804

Total Financials                                                          4,197


HEALTH CARE  8.7%

Biotechnology  0.9%

Amgen *                                              6,500                  386

                                                                            386

Health Care Equipment & Supplies  1.4%

Baxter International                                 1,000                   30

Guidant                                              1,500                   90

Medtronic                                            8,900                  443

Stryker                                              1,200                   54

                                                                            617

Health Care Providers & Services  2.1%

Anthem *                                             2,000                  162

UnitedHealth Group                                   7,000                  463

WellPoint Health Networks *                          3,500                  344

                                                                            969

Pharmaceuticals  4.3%

Abbott Laboratories                                  3,300                  138

AstraZeneca ADR                                      1,500                   70

Eli Lilly                                            2,700                  171

GlaxoSmithKline ADR                                  4,183                  172

Johnson & Johnson                                    8,100                  471

Merck                                                4,100                  184

Pfizer                                              19,081                  623

Wyeth                                                2,600                   95

                                                                          1,924

Total Health Care                                                         3,896

INDUSTRIALS & BUSINESS SERVICES  3.1%

Aerospace & Defense  0.1%

Boeing                                               1,100                   57

                                                                             57

Air Freight & Logistics  0.2%

Expeditors International of Washington               1,900                   93

                                                                             93

Commercial Services & Supplies  0.8%

Apollo Group, Class A *                              1,750                  136

ChoicePoint *                                        1,500                   63

Cintas                                               1,750                   72

Robert Half International                            3,500                   86

Industrial Conglomerates  1.8%

3M                                                     800                   66

GE                                                  22,600                  741

                                                                            807

Machinery  0.2%

Illinois Tool Works                                    900                   82

                                                                             82

Total Industrials & Business Services                                     1,396


INFORMATION TECHNOLOGY  12.1%

Communications Equipment  1.2%

Cisco Systems *                                     28,700                  538

Nokia ADR                                            1,000                   12

                                                                            550

Computers & Peripherals  1.1%

Dell *                                              13,000                  453

EMC *                                                5,900                   63

                                                                            516

Electronic Equipment & Instruments  0.1%

Molex, Class A                                       2,375                   59

                                                                             59

Internet Software & Services  0.7%

IAC/InterActiveCorp *                                2,900                   66

Monster Worldwide *                                  3,500                   71

Yahoo! *                                             6,000                  171

                                                                            308

IT Services  0.9%

Automatic Data Processing                            3,300                  131

Certegy                                              1,100                   42

First Data                                           2,600                  110

Paychex                                              3,650                  109

                                                                            392

Semiconductor & Semiconductor Equipment  5.1%

Altera *                                            15,100                  286

Analog Devices                                       7,000                  243

Applied Materials *                                  5,700                   91

Broadcom, Class A *                                  2,500                   68

Intel                                               17,300                  368

Linear Technology                                   10,400                  372

Maxim Integrated Products                            8,700                  378

Microchip Technology                                 3,500                   92

Texas Instruments                                    9,400                  184

Xilinx                                               7,300                  200

                                                                          2,282

Software  3.0%

Adobe Systems                                        1,000                   46

Computer Associates                                  4,000                   97

Electronic Arts *                                    1,300                   65

Intuit *                                               600                   25

Microsoft                                           29,400                  803

Oracle *                                            16,700                  166

SAP ADR                                              4,000                  146

                                                                          1,348

Total Information Technology                                              5,455

MATERIALS  0.3%

Chemicals  0.3%

Ecolab                                               2,600                   78

Valspar                                              1,500                   71

Total Materials                                                             149


TELECOMMUNICATION SERVICES  0.2%

Wireless Telecommunication Services  0.2%

Vodafone ADR                                         3,000                   69

Total Telecommunication Services                                             69

Total Common Stocks (Cost  $14,563)                                      21,215

MUNICIPAL BONDS  52.5%

ALABAMA  0.2%

Birmingham Water & Sewer, 5.25%, 1/1/22
(MBIA Insured)                                     100,000                  107

Total Alabama (Cost  $102)                                                  107

ARIZONA  1.3%

Phoenix, 5.875%, 7/1/18 (Prerefunded
7/1/10+)                                           500,000                  573

Total Arizona (Cost  $509)                                                  573

CALIFORNIA  5.2%

California
    Economic Recovery, 5.00%, 7/1/23
    (Tender 7/1/08)                                100,000                  109

    GO, 5.25%, 11/1/26                             250,000                  260

California Dept. of Water Resources
  Power Supply
    5.25%, 5/1/10 (MBIA Insured)                   250,000                  279

    5.50%, 5/1/14 (AMBAC Insured)                  100,000                  113

California Infrastructure & Economic Dev.
Bank, 5.25%, 7/1/21 (FSA Insured)                  250,000                  270

Capistrano Unified School Dist.
No. 90-2, 5.875%, 9/1/23                           100,000                  103

Csuci Fin. Auth., 2.50%, 8/1/34
(Tender 8/1/07)                                    250,000                  252

Golden State Tobacco Securitization Corp.,
Tobacco Settlement, 5.50%, 6/1/33                  250,000                  257

San Diego Public Fac. Fin. Auth., 5.00%,
8/1/24 (MBIA Insured)                              170,000                  176

San Diego Unified School Dist., Election
98E, 5.25%, 7/1/24 (FSA Insured)                   250,000                  282

Univ. of California Regents, 5.00%,
5/15/36 (AMBAC Insured)                            250,000                  254

Total California (Cost  $2,262)                                           2,355

CONNECTICUT  0.9%

Mashantucket Western Pequot Tribe
    5.50%, 9/1/28                                  200,000                  203

    144A, 5.75%, 9/1/27                            200,000                  205

 Total Connecticut (Cost  $360)                                             408

DISTRICT OF COLUMBIA  4.0%

District of Columbia, GO
    6.00%, 6/1/15 (MBIA Insured)                 1,000,000                1,193

    6.00%, 6/1/17 (MBIA Insured)                   500,000                  598

 Total District of Columbia (Cost  $1,524)                                1,791

GEORGIA  3.4%

Fulton County Water & Sewer, 5.25%, 1/1/35
(FGIC Insured)                                     125,000                  131

Georgia, GO, 6.25%, 8/1/13                       1,000,000                1,211

Griffin Combined Public Utility, 5.00%, 1/1/25
(AMBAC Insured)                                    200,000                  207

Total Georgia (Cost  $1,401)                                              1,549

INDIANA  0.5%

Goshen, Greencroft Obligated Group, 5.75%,
8/15/28                                            250,000                  240

Total Indiana (Cost  $246)                                                  240

KANSAS  0.6%

Burlington PCR, Gas & Electric, 5.30%, 6/1/31
(MBIA Insured)                                     250,000                  263

Total Kansas (Cost  $250)                                                   263

LOUISIANA  0.6%

West Feliciana Parish PCR, Entergy, 5.65%, 9/1/28
(Tender 9/1/04)                                    250,000                  250

Total Louisiana (Cost  $250)                                                250

MARYLAND  1.3%

Frederick County, Urbana Community Dev. Auth.
5.95%, 7/1/30                                      100,000                  100

Hyattsville, Univ. Town Center, 5.75%,
7/1/34                                             100,000                  101

Maryland HHEFA
    Mercy Ridge Retirement Community,
    6.00%, 4/1/28                                  100,000                  101

    Univ. of Maryland Medical System,
    6.625%, 7/1/20                                 250,000                  281

Total Maryland (Cost  $572)                                                 583

MASSACHUSETTS  3.9%

Massachusetts, 5.25%, 8/1/16 (Prerefunded
8/1/13+)                                           250,000                  282

Massachusetts Water Pollution Abatement
Trust, Water Resources Auth., 6.00%, 8/1/18      1,000,000                1,210

Massachusetts Water Resources Auth., 5.00%,
8/1/29 (MBIA Insured)                              250,000                  255

Total Massachusetts (Cost  $1,524)                                        1,747

MICHIGAN  2.3%

Michigan Hosp. Fin. Auth., Ascension Health,
5.20%, 11/15/33 (Tender 11/15/05)                1,000,000                1,041

Total Michigan (Cost  $1,000)                                             1,041

NEW JERSEY  1.4%

New Jersey Economic Dev. Auth.
    Franciscan Oaks, 5.75%, 10/1/23                100,000                   93

    Motor Vehicle Surcharge, 5.25%, 7/1/31
    (MBIA Insured)                                 250,000                  262

New Jersey Housing & Mortgage Fin.
Agency, Multi-Family Housing,
5.55%, 11/1/09 (FSA Insured)                       260,000                  278

Total New Jersey (Cost  $619)                                               633

NEW MEXICO  0.7%

Jicarilla Apache Nation, 5.50%, 9/1/23             100,000                  105

New Mexico Mortgage Fin. Auth., 6.00%,
3/1/27                                             190,000                  200

Total New Mexico (Cost  $292)                                               305

NEW YORK  3.4%

New York City, GO, 5.25%, 5/15/22                  250,000                  264

New York City Transitional Fin. Auth.
  Future Tax
    5.75%, 11/15/20 (Prerefunded 5/15/10+)          45,000                   52

    5.875%, 11/1/16 (Prerefunded 5/1/10+)          470,000                  548

  Unrefunded Future Tax
    5.75%, 11/15/20                                455,000                  513

    5.875%, 11/1/16                                 30,000                   34

United Nations Dev. Corp., 5.25%, 7/1/15           100,000                  106

Total New York (Cost  $1,351)                                             1,517

NORTH CAROLINA  0.7%

North Carolina Eastern Municipal Power
Agency, 6.00%, 1/1/05                              300,000                  303

Total North Carolina (Cost  $300)                                           303

OHIO  0.6%

Ohio State Univ., 5.25%, 6/1/15                    250,000                  277

Total Ohio (Cost  $267)                                                     277

OKLAHOMA  0.2%

Oklahoma Dev. Fin. Auth., Inverness Village,
8.00%, 2/1/32                                      100,000                   87

Total Oklahoma (Cost  $97)                                                   87

OREGON  1.2%

Portland Sewer, 5.75%, 8/1/20 (FGIC Insured)       500,000                  563

Total Oregon (Cost  $509)                                                   563

PENNSYLVANIA  1.6%

Bucks County IDA, Chandler Hall, 6.30%,
5/1/29                                             250,000                  233

Montgomery County HHEFA, Foulkeways at
Gwynedd 6.75%, 11/15/24                            200,000                  210

West Shore Area Auth., Holy Spirit Hosp.,
6.20%, 1/1/26                                      250,000                  258

Total Pennsylvania (Cost  $667)                                             701

PUERTO RICO  1.2%

Puerto Rico Housing Fin. Auth., 5.00%,
12/1/20                                            250,000                  264

Puerto Rico Public Buildings Auth., GO,
5.50%, 7/1/24                                      250,000                  271

Total Puerto Rico (Cost  $507)                                              535

SOUTH CAROLINA  1.3%

South Carolina Transportation
Infrastructure Bank
5.50%, 10/1/22 (Prerefunded 10/1/11+)
(AMBAC Insured)                                    500,000                  574

Total South Carolina (Cost  $511)                                           574

TEXAS  6.0%

Dallas County Utility & Reclamation Dist.,
5.875%, 2/15/29 (AMBAC Insured)                  1,000,000                1,015

Harris County Health Fac. Dev. Corp.
    Memorial Hermann Healthcare System,
    6.375%, 6/1/29                                 250,000                  272

    Texas Childrens Hosp., VRDN
    (Currently 1.36%)(MBIA Insured)                200,000                  200

Houston, 6.40%, 6/1/27                             250,000                  272

Houston Water & Sewer System
    5.375%, 12/1/27 (Prerefunded 12/1/07+)
    (FGIC Insured)                                 500,000                  555

    5.75%, 12/1/16 (Prerefunded 12/1/12+)          250,000                  293

Sabine River Auth. PCR, TXU Energy,
6.15%, 8/1/22                                      100,000                  105

Total Texas (Cost  $2,492)                                                2,712

VIRGINIA  5.1%

Arlington County IDA, Virginia Hosp.
Center, 5.50%, 7/1/18                              500,000                  533

Fredericksburg IDA, Medicorp Health
System, 5.25%, 6/15/27                             250,000                  253

Henrico County Economic Dev. Auth.,
6.125%, 11/1/19                                    250,000                  290

Lexington IDA, Stonewall Jackson Hosp.,
6.05%, 7/1/09                                       75,000                   75

Loudoun County, GO, 5.00%, 5/1/23                  250,000                  263

Virginia HDA
    Multi-Family Housing, 5.60%,
    11/1/18                                        500,000                  529

    Single Family Housing, 5.20%,
    7/1/19 (MBIA Insured)                          100,000                  102

York County IDA, Virginia Electric & Power,
5.50%, 7/1/09                                      250,000                  266

Total Virginia (Cost  $2,151)                                             2,311

WASHINGTON  2.4%

Port of Seattle, 5.50%, 2/1/26
(MBIA Insured)                                   1,000,000                1,068

Total Washington (Cost  $969)                                             1,068

WEST VIRGINIA  2.5%

West Virginia, GO, 5.75%, 6/1/15                 1,000,000                1,125

Total West Virginia (Cost  $1,030)                                        1,125

Total Municipal Bonds (Cost  $21,762)                                    23,618

Total Investments in Securities
99.6% of Net Assets (Cost $36,325)                                     $ 44,833
                                                                       --------

     (1)  Denominated in U.S. dollars unless otherwise noted

      *   Non-income producing + Used in determining portfolio maturity

    144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $205 and represents 0.5% of net assets

     ADR  American Depository Receipts

   AMBAC  AMBAC Assurance Corp.

    FGIC  Financial Guaranty Insurance Company

     FSA  Financial Security Assurance Inc.

      GO  General Obligation

     HDA  Housing Development Authority

   HHEFA  Health & Higher Educational Facility Authority

     IDA  Industrial Development Authority/Agency

    MBIA  MBIA Insurance Corp.

     PCR  Pollution Control Revenue

    VRDN  Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $36,325)         $             44,833

Other assets                                                                485

Total assets                                                             45,318

Liabilities

Total liabilities                                                           315

NET ASSETS                                                 $             45,003
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                208

Undistributed net realized gain (loss)                                   (3,379)

Net unrealized gain (loss)                                                8,508

Paid-in-capital applicable to 3,358,304 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       39,666

NET ASSETS                                                 $             45,003
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              13.40
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        8/31/04
Investment Income (Loss)

Income
  Interest                                                 $                590

  Dividend                                                                  122

  Total income                                                              712

Expenses
  Investment management                                                     119

  Custody and accounting                                                     51

  Shareholder servicing                                                      21

  Registration                                                               18

  Legal and audit                                                             6

  Prospectus and shareholder reports                                          4

  Directors                                                                   3

  Miscellaneous                                                               2

  Total expenses                                                            224

Net investment income (loss)                                                488

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                      248

Change in net unrealized gain (loss) on securities                       (2,244)

Net realized and unrealized gain (loss)                                  (1,996)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             (1,508)
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/04              2/29/04
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $           488      $           874

  Net realized gain (loss)                             248                  214

  Change in net unrealized
  gain (loss)                                       (2,244)               6,905

  Increase (decrease) in net
  assets from operations                            (1,508)               7,993

Distributions to shareholders

  Net investment income                               (385)                (809)

Capital share transactions *

  Shares sold                                        4,501                4,311

  Distributions reinvested                             291                  599

  Shares redeemed                                   (4,965)              (5,860)

  Redemption fees received                               2                    2

  Increase (decrease) in
  net assets from capital
  share transactions                                  (171)                (948)

Net Assets

Increase (decrease) during period                   (2,064)               6,236

Beginning of period                                 47,067               40,831

End of period                              $        45,003      $        47,067
                                           ------------------------------------
(Including undistributed net investment
income of $208 at 8/31/04 and $105 at
2/29/04)

*Share information
  Shares sold                                          331                  329

  Distributions reinvested                              21                   46

  Shares redeemed                                     (365)                (445)

  Increase (decrease) in shares outstanding            (13)                 (70)



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on June 30, 1997. The fund seeks to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees
A 1% fee is assessed on redemptions of fund shares held less than 1 year to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $5,481,000 and $5,561,000, respectively, for the six months ended August 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 29, 2004, the fund had $3,627,000 of unused capital loss carryforwards, of which $17,000 expire in fiscal 2006, $425,000 expire in fiscal 2007, and $3,185,000 expire thereafter through fiscal 2012.

At August 31, 2004, the cost of investments for federal income tax purposes was $36,315,000. Net unrealized gain aggregated $8,518,000 at period-end, of which $8,571,000 related to appreciated investments and $53,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $20,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $32,000 for Price Associates and $17,000 for T. Rowe Price Services, Inc. At period-end, a total of $8,000 of these expenses was payable.

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
--------------------------------------------------------------------------------
Certified Semiannual Report


INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------
A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.


HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Tax-Efficient Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004